Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
Note 13 - Subsequent Events

On November 6, 2013, the company repaid the convertible note with LG Capital Funding, LLC in full with a payment of $33,788, consisting of $26,500 of principal, $530 of interest, and $6,758 as a prepayment penalty.

On October 31, 2013, the Company granted 10,000 shares of common stock for services performed. The total fair value of the common stock was $7,400 based on the closing price of the Company’s common stock on the date of grant.

On October 31, 2013, the Company granted 25,000 shares of common stock for services performed. The total fair value of the common stock was $18,500 based on the closing price of the Company’s common stock on the date of grant.

On October 31, 2013, the Company granted 391,398 shares of common stock to Kodiak Capital Group, LLC as a commitment fee for a potential future financing. The total fair value of the common stock was $289,635 based on the closing price of the Company’s common stock on the date of grant.

On October 31, 2013, the Company granted 167,742 shares of common stock to Manners, Inc. as a commitment fee for a potential future financing by Kodiak Capital Group, LLC. The total fair value of the common stock was $124,129 based on the closing price of the Company’s common stock on the date of grant.

On October 17, 2013, the Company granted 200,000 shares of common stock for services performed. The total fair value of the common stock was $140,000 based on the closing price of the Company’s common stock on the date of grant.

Common Stock, Related Parties

On February 27, 2013, the Company sold 500,000 shares of its common stock to the Chairman of the Board of Directors in exchange for proceeds of $25,000.

On February 13, 2013, the Company sold 1,500,000 shares of its common stock to a Director in exchange for proceeds of $75,000.

On February 27, 2013, the Company sold 1,000,000 shares of its common stock to a Director in exchange for proceeds of $50,000.

Common Stock

On March 11, 2013, a warrant holder elected to exercise warrants consisting of a 10,000 shares of its common stock pursuant to a unit offering previously sold on February 28, 2011 in exchange for proceeds of $1,000.

On March 11, 2013, the Company sold 10,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $5,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 2, 2013, the Company granted 50,000 shares of common for services performed. The total fair value of the common stock was $36,450 based on the closing price of the Company’s common stock on the date of grant.

On February 17, 2013, the Company sold 5,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $2,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 10, 2013, the Company sold 20,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $10,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 30, 2013, the Company sold 60,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $30,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 22, 2013, the Company sold 15,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $7,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 9, 2013, the Company issued 40,000 shares of its common stock that were sold on December 31, 2012 pursuant to a unit offering in exchange for proceeds of $20,000 that were presented as a subscriptions payable at December 31, 2012.